Merger	12 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Merger
2.	Merger

On the Closing Date, Hydra and Inspired consummated the Merger contemplated by the Sale Agreement which provided for, among other things, the acquisition of all of the outstanding equity and shareholder loan notes of Inspired by Hydra pursuant to the Merger. In connection with the Merger, Hydra issued 11,815,435 shares of common stock to the prior owners of Inspired.

Immediately following the Merger, there were 20,213,466 shares of common stock outstanding and warrants to purchase 9,539,615 shares of common stock.

The shares and corresponding equity amounts and net loss per share, pre-Merger, have been retroactively restated as shares reflecting the exchange ratio in the Merger.

Warrants

As of the Closing Date, the Company had 19,079,230 outstanding warrants to purchase an aggregate of 9,539,615 shares of the Company’s common stock, which includes 8,000,000 warrants originally issued as part of the initial public offering (the “IPO”) (the “Public Warrants”) and 11,079,230 warrants issued in private placements in connection with the IPO and the Merger (the “Private Placement Warrants”). Each warrant entitles its holder to purchase one-half of one share of the Company’s common stock at an exercise price of $11.50 per whole share and will expire on December 23, 2021. The warrants may be exercised only for a whole number of shares of common stock. No fractional shares will be issued upon exercise of the warrants. The warrants became exercisable 30 days after the Closing Date. The Company may redeem the Public Warrants at a price of $0.01 per warrant if the last sale price of the common stock equals or exceeds $24.00 per share for any 20 trading days within a 30-trading day period. The Company may not redeem the Private Placement Warrants so long as they are held by the initial purchaser or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or such purchasers’ permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.